The “Lava Jato (Car Wash) Operation” and its effects on the Company	12 Months Ended
Dec. 31, 2024
Lava Jato Car Wash Operation And Its Effects On Company
The “Lava Jato (Car Wash) Operation” and its effects on the Company

22.	The “Lava Jato (Car Wash) Operation” and its effects on the Company

In the preparation of these consolidated financial statements for the the year ended December 31, 2024, the Company considered all the available information relating to the “Lava Jato” Operation, and did not identify any of such information that would affect the adopted calculation methodology and would trigger additional write-offs on the overpayments incorrectly capitalized.

The Company will continue to monitor the investigations and collaborate with the competent authorities. Given the absence of new relevant facts in relation to this operation in recent years, the Company does not expect any material changes to the write-off recognized in 2014 or to the methodology adopted, unless there is a new relevant fact in the future.

During 2024, leniency and plea agreements entitled the Company to receive funds with respect to compensation for damages, in the amount of US$ 60 (US$ 109 in 2023 and US$ 96 in 2022), accounted for as other income and expenses. Thus, the total amount recovered from Lava Jato investigation through December 31, 2024 was US$ 1,787.